UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  12/31/2010
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  	Botty Investors, LLC
Address: 	444 N Michigan Avenue, Suite 3500
	Chicago, IL 60611
Form 13F File Number:  28-13684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Alfredo Botty
Title: 	CEO/Member
Phone: 	312 245-2915


Signature, Place, and Date of Signing:



		Chicago, IL		February 4,2011

Report Type

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 2
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: 72,846
 	(thousands)
List of Other Included Managers:
No. 	Form 13F File Number 	Name
01 	28-11482	Knightsbridge Asset Management, LLC
02	28-10663	Hamlin Capital Management, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     1161    93348 SH       Sole                    93348
ALTRIA GROUP INC               COM              02209S103     2058    83576 SH       Sole                    83576
ANNALY CAPITAL MANAGEMENT INC. COM              035710409     1511    84300 SH       Sole                    84300
APPLE INC                      COM              037833100    18831    58380 SH       Sole                    58380
CHIMERA INVESTMENT CORP        COM              16934Q109      826   200981 SH       Sole                   200981
CITIGROUP INC                  COM              172967101        7     1500 SH       Sole                     1500
CITIGROUP INC                  COM              172967101       61    13000 SH       Other   01                                13000
DORCHESTER MINERALS L P COM UN COM              25820R105      668    24335 SH       Sole                    24335
DUKE ENERGY CORP               COM              26441C105      653    36690 SH       Sole                    36690
GENUINE PARTS CO COM           COM              372460105     2476    48229 SH       Sole                    48229
GENUINE PARTS CO COM           COM              372460105       83     1615 SH       Other   02                                 1615
ISHARES NASDAQ BIOTECH INDX    COM              464287556     1172    12550 SH       Sole                    12550
JOHNSON & JOHNSON              COM              478160104     1002    16203 SH       Sole                    16203
LA Z BOY INC                   COM              505336107    21951  2433600 SH       Sole		   2433600
LORILLARD INC                  COM              544147101     1196    14570 SH       Sole                    14570
MARKET VECTORS GOLD MINERS     COM              57060U100     3148    51220 SH       Sole                    51220
MERCK & CO INC NEW COM         COM              58933Y105     1460    40516 SH       Sole                    40516
MERCK & CO INC NEW COM         COM              58933Y105       71     1980 SH       Other   02                                 1980
MICROSOFT CORP COM             COM              594918104      932    33390 SH       Sole                    33390
PEPSICO INC                    COM              713448108      228     3497 SH       Sole                     3497
PHILIP MORRIS INTL COM STK NPV COM              718172109      339     5786 SH       Sole                     5786
PROCTER & GAMBLE COM NPV       COM              742718109      879    13666 SH       Sole                    13666
PROSHARES ULTRASHORT 2000      COM              74347R834      251    20000 SH       Sole                    20000
SEACOR HOLDINGS INC            COM              811904101     1046    10350 SH       Sole                    10350
SPDR GOLD TRUST                COM              78463V107     3464    24970 SH       Sole                    24970
TCW STRATEGIC INCOME FUND IN   COM              872340104      406    77740 SH       Sole                    77740
TEEKAY TANKERS LTD CL AF       COM              Y8565N102     1987   161000 SH       Sole                   161000
THERMO FISHER SCIENTIFIC INC   COM              883556102     2015    36390 SH       Sole                    36390
TOWERS WATSON & CO-CL A        COM              891894107     1307    25100 SH       Sole                    25100
VANGUARD DIVIDEND APPREC ETF   COM              921908844     1422    27025 SH       Sole                    27025
ARCHER DANIELS   6.25%11 CORP  PFD                             233     6000 SH       Sole                     6000